Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 534,197,971.00
Previously Paid Amount	0.00
Total Fee Amount	73,772.74
Total Offset Amount	0.00
Net Fee	$ 73,772.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A